Common Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Common Stock Warrants
Summary of warrants

				Aggregate
				Intrinsic
		Weighted-Average	Remaining	Value ($ in
	Number of Warrants	Exercise Price	Contractual Term	thousands)
Warrants outstanding - December 31, 2023	8,203,839	$14.93	4.3	$—
Warrants issued	—	—	—	—
Warrants exercised	—	—	—	—
Warrants expired	(15,097)	252.53	—	—
Warrants outstanding and exercisable- September 30, 2024	8,188,742	$14.49	3.5	$—

				Aggregate
				Intrinsic
		Weighted-Average	Remaining	Value ($ in
	Number of Warrants	Exercise Price	Contractual Term	thousands)
Warrants outstanding - December 31, 2021	1,004,115	$105.85	4.5	$—
Warrants issued in 2022	—	—	—	—
Warrants outstanding - December 31, 2022	1,004,115	$105.85	3.5	$—
Warrants issued in 2023	7,200,002	2.25
Warrants expired in 2023	(278)	(16.00)
Warrants outstanding - December 31, 2023	8,203,839	$14.93	4.3	$—